Other income/(expenses), net	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Other income/(expenses), net

Note 7	Other income/(expenses), net
Gain from sale of Priority Review Voucher, net
The Company sold the PRV received from the FDA for $103 million (€95 million) on February 2, 2024.
The Company was awarded a tropical disease PRV in November 2023 following the FDA’s approval of IXCHIQ, Valneva’s single-dose, live-attenuated vaccine indicated for the prevention of disease caused by chikungunya virus.
The net gain from the sale of the PRV amounted to €90.8 million, This includes expenses in the amount of €4.2 million which refer to transaction fees as well as to expenses in connection with contractual payment obligations related to the PRV sale.
Remaining other income/(expenses), net
The remaining other income and expenses, net include the following:

	Six months ended June 30,
in € thousand	2024	2023
Research and development tax credit	3,610	4,955
Grant income	1,822	9,946
Gain/(loss) on disposal of fixed assets and intangible assets, net	48	(73)
Gain/(loss) from revaluation of lease agreements	723	64
Taxes, duties, fees, charges, other than income tax	(171)	(353)
Miscellaneous income/(expenses), net	324	(525)
OTHER INCOME AND EXPENSES, NET	6,357	14,015

The other operating income and expenses, net decreased by €7.7 million, or 55%, to €6.4 million for the six months ended June 30, 2024 primarily due to lower grant income.
The research and development tax credit in Austria reduced by €1.3 million due to a lower eligible expense base compared to the same period of 2023.
In the six months ended June 30, 2023, the Group recognized a grant income from Scottish Enterprise, Scotland’s national economic development agency, of
€8.7 million, while in the six months ended June 30, 2024, the amount recognized was €1.8 million.
The gain from revaluation of lease agreements came from the termination of a lease for a plant building in Livingston, Scotland, which was no longer in use.
In 2023, a loss of €1.4 million from the divestment of the CTM Unit in Solna (Sweden) was included in the miscellaneous income/(expenses), net.